Capital Stock (Weighted-average Assumptions Used to Value Grants) (Details)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Mar. 23, 2013 Minimum [Member]	Dec. 28, 2013 Minimum [Member]	Dec. 29, 2012 Minimum [Member]	Mar. 23, 2013 Maximum [Member]	Dec. 28, 2013 Maximum [Member]	Dec. 29, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months			6 years 6 months	6 years 3 months	6 years 3 months	6 years 3 months	6 years 6 months	6 years 6 months	6 years 6 months
Expected stock volatility, minimum		31.60%	30.60%	29.80%
Expected stock volatility, maximum		33.00%	33.90%	34.10%
Risk-free interest rate, minimum		1.10%	0.90%	1.50%
Risk-free interest rate, maximum		2.10%	1.30%	2.70%
Expected dividend yield during the expected term, minimum		3.50%	2.80%	2.20%
Expected dividend yield during the expected term, maximum		4.00%	3.70%	2.70%